Financial instruments - Summary of deferred gains and losses on cash flow hedges currently expected to recognized in future periods (Details) - Foreign currency hedge reserve - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ (8)	£ 29	£ 27
Principal amount of hedges	1,418
Carrying values	£ (23)
Within 1 year
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ 4
Principal amount of hedges	673
Carrying values	£ (11)
Within 1 to 2 years
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ (10)
Principal amount of hedges	459
Carrying values	£ (10)
Within 2 to 3 years
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ (2)
Principal amount of hedges	250
Carrying values	£ (2)
Within 3 to 4 years
Disclosure of detailed information about financial instruments
Principal amount of hedges	36